Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2018
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jun. 01, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	Nov. 01, 2017
Victory Integrity Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAIMX
Victory Integrity Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYIMX
Victory Integrity Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MRIMX
Victory Trivalent International Fund - Core Equity | Class A
Prospectus:
Trading Symbol	MAICX
Victory Trivalent International Fund - Core Equity | Class C
Prospectus:
Trading Symbol	MICCX
Victory Trivalent International Fund - Core Equity | Class I
Prospectus:
Trading Symbol	MICIX
Victory Trivalent International Fund - Core Equity | Class Y
Prospectus:
Trading Symbol	MICYX
Victory Trivalent International Fund - Core Equity | Class R6
Prospectus:
Trading Symbol	MAIRX